Held-to-Maturity Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Held-to-Maturity Investments
Schedule of reconciliation from amortized cost basis to net carrying amount and fair value

December 31,
2022
Held-to-maturity investments, amortized cost basis	$118,433,095
Interest earned on investments	307,051
Held-to-maturity investments, net carrying amount	118,740,146
Unrealized gain on investments	36,854
Held-to-maturity investments, fair value	$118,177,000

	December 31,	December 31,
	2022	2021
Held-to-maturity investments, amortized cost basis	$118,433,095	$117,299,993
Interest earned on investments	307,051	10,928
Held-to-maturity investments, net carrying amount	118,740,146	117,310,921
Unrealized gain on investments	36,854	1,912
Held-to-maturity investments, fair value	$118,177,000	$117,312,833